FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Jun. 30, 2018
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
FEDERAL HOME LOAN BANK ADVANCES
13.	FEDERAL HOME LOAN BANK ADVANCES

The following table presents contractual maturities of FHLB long-term advances as of June 30:

	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate [1]	from	to	2018	2017

						(Dollars in Thousands)
Convertible	07/27/17	07/27/17	4.26%	4.26%	4.26%	$—	$10,000
Adjustable	08/11/17	09/01/17	1.25%	1.23%	1.27%	—	6,109

Total						$—	$16,109

Convertible advances may be reset to the three-month London Interbank Offered Rate (“LIBOR”) and have various spreads and call dates of three months. The FHLB has the right to convert from a fixed rate to a predetermined floating rate on its conversion date or quarterly thereafter. Should the advance be converted, the Company has the right to pay off the advance without penalty. The Company repaid the convertible select advance on July 27, 2017.

The adjustable rate advances adjusted monthly, based on the one-month LIBOR index, and have various spreads to the LIBOR index. The spreads to the applicable LIBOR index ranged from 0.05% to 0.16%. The adjustable rate advances were not convertible or callable. The FHLB advances were secured by the Company’s FHLB stock, mortgage-backed and investment securities and loans, and are subject to substantial prepayment penalties.

[1]	For fiscal year ended 2017.

The Company also utilized revolving and short-term FHLB advances. Short-term FHLB advances generally mature within 90 days, while revolving FHLB advances may be repaid by the Company without penalty. The following table presents information regarding such advances as of June 30:

	2018	2017
	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$171,403	$155,799
Average balance during the year	167,306	144,258
Maximum month-end balance during the year	179,791	155,799
Average interest rate during the year	1.60%	0.78%
Weighted-average rate at year-end	2.12%	1.24%

At June 30, 2018, the Company had remaining borrowing capacity with the FHLB of approximately $2.5 million.

The FHLB advances are secured by the Company’s FHLB stock, loans, mortgage-backed and investment securities. FHLB advances are subject to substantial prepayment penalties.